STATEMENTS OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended					7 Months Ended	9 Months Ended	10 Months Ended
		Mar. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
General and administrative expenses			$ 491,890			$ 242,013		$ 294,193	$ 1,688,021	$ 720,696
General and administrative expenses - related party			51,708			79,850		79,850	339,708	167,849
Loss from operations			(543,598)			(321,863)		(374,043)	(2,027,729)	(888,545)
Other income:
Loss upon issuance of private placements warrants						(1,773,000)		(1,773,000)		(1,773,000)
Income from investments held in Trust Account			686,544			6,919		6,919	884,056	19,054
Change in fair value of derivative warrant liabilities			315,300			8,622,000		8,622,000	4,020,300	10,238,100
Interest Earned			224			29		29	280	51
Offering costs associated with derivative warrant liabilities						(747,015)		(747,015)		(747,015)
Total other income			1,002,068			6,108,933		6,108,933	4,904,636	(7,737,190)
Net Income		$ (33,039)	$ 458,470	$ 2,270,581	$ 147,856	$ 5,787,070	$ (19,141)	$ 5,734,890	$ 2,876,907	$ 6,848,645
Class A Ordinary shares
Other income:
Weighted average number of common shares outstanding - basic			13,800,000			11,491,304		5,157,073	13,800,000	7,834,343
Weighted average number of common shares outstanding - diluted			13,800,000			11,491,304		5,157,073	13,800,000	7,834,343
Basic net income (loss) per ordinary shares			$ 0.03			$ 0.39		$ 0.70	$ 0.17	$ 0.62
Diluted net income per ordinary shares			$ 0.03			$ 0.39		$ 0.68	$ 0.17
Class B Ordinary shares
Other income:
Weighted average number of common shares outstanding - basic	[1]		3,450,000			3,361,957		2,986,829	3,450,000
Weighted average number of common shares outstanding - diluted			3,450,000			3,450,000		3,248,049	3,450,000
Basic net income (loss) per ordinary shares			$ 0.03			$ 0.39		$ 0.70	$ 0.17
Diluted net income per ordinary shares			$ 0.03			$ 0.39		$ 0.68	$ 0.17	$ 0.61

[1]	This number excludes up to 450,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The underwriter fully exercised its over-allotment option on July 19, 2021; therefore, 450,000 Founder Shares were no longer subject to forfeiture (see Note 4).